Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (22,131,000)		$ (12,725,000)		$ (89,617,000)	$ (24,334,000)		$ (55,146,000)	$ (26,749,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					1,462,000	878,000		1,984,000	964,000
Equity-based compensation expense					60,685,000	350,000		699,000	730,000
Changes in operating assets and liabilities:
Other assets								(5,704,000)	(809,000)
Deferred offering costs					(6,905,000)	0
Prepaid and other assets					(5,320,000)	(4,896,000)
Accounts payable and accrued expenses					(520,000)	8,907,000		7,868,000	683,000
Income taxes payable					1,730,000	0
Net cash used in operating activities					(38,485,000)	(19,095,000)		(50,299,000)	(25,181,000)
Cash Flows from Investing Activities:
Proceeds from sale of equipment								1,000	0
Purchase of equipment and facility expansion					(1,225,000)	(3,393,000)		(5,192,000)	(5,456,000)
Net cash used in investing activities					(1,225,000)	(3,393,000)		(5,191,000)	(5,456,000)
Cash Flows from Financing Activities
Payments on finance leases					(16,000)	(15,000)		(30,000)	(11,000)
Borrowings under related party notes payable					35,000,000	0
Net cash contribution					6,050,000	30,000,000		71,500,000	20,000,000
Net cash provided by financing activities					41,034,000	29,985,000		71,470,000	19,989,000
Net change in cash and cash equivalents					1,324,000	7,497,000		15,980,000	(10,648,000)
Cash, beginning of period		$ 20,558,000			20,558,000	4,578,000		4,578,000
Cash, beginning of period		20,558,000			20,558,000	4,578,000		4,578,000	15,226,000
Cash, end of period	21,882,000		12,075,000	$ 12,075,000	21,882,000	12,075,000	$ 20,558,000	20,558,000	4,578,000
Cash, end of period							20,558,000	20,558,000	4,578,000
Supplemental disclosure of non-cash investing activities:
Right of use assets obtained in exchange for lease obligations					878,000	0
Equipment and facility expansion included in accounts payable and accrued expenses					529,000	635,000		1,295,000	$ 1,840,000
Social Capital Suvretta Holdings Corp. III [Member]
Cash Flows from Operating Activities:
Net loss	(2,270,014)	(3,981,025)	(143)	(5,325)	(6,251,039)		(2,324,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Founder Shares				5,000	0		5,000
Interest earned on marketable securities held in Trust Account	(337,595)		0	0	(362,771)		(8,324)
Changes in operating assets and liabilities:
Prepaid expenses				(19,600)	226,939		(751,689)
Accounts payable							5,000
Accrued expenses							1,864,796
Advances from related party				0	70,687
Accounts payable and accrued expenses				88	5,733,242
Net cash used in operating activities				(19,837)	(582,942)		(1,209,846)
Cash Flows from Investing Activities:
Investment of cash into Trust Account							(250,000,000)
Net cash used in investing activities							(250,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Public Shares, net of underwriting discounts paid							245,600,000
Proceeds from sale of Private Placement Shares							6,400,000
Advances from related party				25,643	0		97,319
Repayment of advances from related party							(87,319)
Proceeds from promissory note – related party				300,000	250,000		300,000
Repayment of promissory note—related party							(300,000)
Payment of offering costs				(82,268)	0		(359,666)
Net cash provided by financing activities				243,375	250,000		251,650,334
Net change in cash and cash equivalents				223,538	(332,942)		440,488
Cash, beginning of period		$ 440,488		0	440,488		0
Cash, end of period	$ 107,546		$ 223,538	223,538	107,546	$ 223,538	440,488	$ 440,488
Non-Cash Investing and Financing Activities:
Offering costs paid by Sponsor in exchange for issuance of Founder Shares				20,000	0		20,000
Remeasurement of Class A ordinary shares subject to possible redemption				0	362,771		12,487,990
Deferred underwriting fee payable							$ 7,700,000
Offering costs included in accrued offering costs.				$ 277,398	$ 0